Segment Information - Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue
Toal Revenue	$ 39,075,090	$ 28,378,669	$ 38,292,397
Cost of sales
Total Cost of sales	27,817,851
Gross Profit
Total Gross Profit	11,257,239	6,797,258	10,038,645
Selling Expenses
Total Selling expenses	3,318,418
General and Administrative Expenses
Total General and Administrative expenses	5,540,564	4,348,458	1,635,222
Segment net income (loss)
Total Segment net income (loss)	2,512,340	783,660	$ 6,656,151
Segment assets
Total Segment assets	23,454,137	$ 16,894,061
Capital expenditure
Total Capital expenditure	1,021,495
Long-lived assets
Total Long-lived assets	4,207,770
Hong Kong Trading [Member]
Selling Expenses
Total Selling expenses	2,663,823
General and Administrative Expenses
Total General and Administrative expenses	4,817,053
Vietnam Manufacturing [Member]
General and Administrative Expenses
Total General and Administrative expenses	317,654
Hong Kong Trading [Member]
Segment assets
Total Segment assets	20,702,700
Capital expenditure
Total Capital expenditure	36,580
Long-lived assets
Total Long-lived assets	2,553,768
Vietnam Manufacturing [Member]
Segment assets
Total Segment assets	2,670,737
Capital expenditure
Total Capital expenditure	984,915
Long-lived assets
Total Long-lived assets	1,654,002
Elimination of internal transaction [Member]
Segment assets
Total Segment assets	(5,125,404)
Corporate [Member]
Selling Expenses
Total Selling expenses	654,595
General and Administrative Expenses
Total General and Administrative expenses	405,857
Segment net income (loss)
Total Segment net income (loss)	(1,046,146)
Segment assets
Total Segment assets	5,206,104
Hong Kong Trading [Member]
Segment net income (loss)
Total Segment net income (loss)	3,723,602
Vietnam Manufacturing [Member]
Segment net income (loss)
Total Segment net income (loss)	(165,116)
Hong Kong Trading [Member]
Revenue
Toal Revenue	39,003,807
Cost of sales
Total Cost of sales	27,898,276
Gross Profit
Total Gross Profit	11,105,531
Vietnam Manufacturing [Member]
Revenue
Toal Revenue	536,560
Cost of sales
Total Cost of sales	384,852
Gross Profit
Total Gross Profit	151,708
Elimination of internal transaction [Member]
Revenue
Toal Revenue	(465,277)
Cost of sales
Total Cost of sales	(465,277)
Gross Profit
Total Gross Profit	$ 11,257,239